Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	$ (14,753)	$ (240)	$ (10,201)	$ (5,649)	$ 21,293
Income (loss) before taxes	$ (59,248)	$ (59,020)	$ (200,776)	$ (236,513)	$ (285,223)